            As filed with the Securities and Exchange Commission on May 11, 2000
                                         Registration Nos. 333-     ,  811-
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No.                          [ ]

                                       and
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No.                                  [ ]

                                AMBASSADOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         211 West Fort Street, Suite 720
                             Detroit, Michigan 48226
                     (Address of Principal Executive Office)
                                 (313) 961-3111
                         (Registrant's Telephone Number)

                                Brian T. Jeffries
                         211 West Fort Street, Suite 720
                             Detroit, Michigan 48226
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Paul R. Rentenbach, Esq.
                               Dykema Gossett PLLC
                             400 Renaissance Center
                             Detroit, Michigan 48226

Approximate Date of Proposed Public Offering: Immediately upon effectiveness and continuously thereafter
--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box): [
]      60 days after filing pursuant to Rule 485(a)(1), or [ ]      On
, pursuant to Rule 485(a)(1), or [ ]      75 days after filing pursuant to Rule
485(a)(2), or [ ]      On               , 199  , pursuant to Rule 485(a)(2). [ ]
Immediately upon filing pursuant to Rule 485(b), or [ ]      On,
, 199  , pursuant to Rule 485(b) If appropriate, check this box: [ ]      This
post-effective amendment designates a new effective date for a previously-filed post-effective amendment.
-------------------------------------------------------------------------------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest. No initial fee is being required.

Title of Securities Being Registered:  Shares of Beneficial Interest.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   PROSPECTUS






                             [Logo] AMBASSADOR FUNDS




                                MONEY MARKET FUND
                           SHORT-TERM GOVERNMENT FUND



                                  _______, 2000





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

Ambassador Funds are a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

                                TABLE OF CONTENTS



FUND SUMMARIES ............................................................    1
         Money Market Fund ................................................    1
         Short-Term Government Fund .......................................    1

RISK/RETURN INFORMATION ...................................................    2

FEES AND EXPENSES..........................................................    3

MORE ABOUT THE FUNDS ......................................................    4
         Permissible Investments ..........................................    4
         Other Investment Strategies And Risks ............................    5

ORGANIZATION OF THE FUNDS .................................................    5

DISTRIBUTION OF THE FUNDS .................................................    5

INVESTING IN THE FUNDS ....................................................    5
         What Shares Cost .................................................    6
         About Purchases ..................................................    6
         Distributor ......................................................    6

HOW TO BUY SHARES .........................................................    7

REDEEMING FUND SHARES .....................................................    8
         About Redemptions.................................................    8
         Redemption of Accounts with Balances Under $_________ ............    8

MANAGEMENT OF THE FUNDS ...................................................   10
         Ambassador Capital Management, L.L.C .............................   10
         Portfolio Managers ...............................................   10

DIVIDENDS AND DISTRIBUTIONS ...............................................   11

TAX CONSEQUENCES ..........................................................   11

     FUND SUMMARIES

     These Fund Summaries briefly describe the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the Ambassador Short-Term Government Fund and the principal risks of investing in each Fund. For further information on each Fund's principal and other investment strategies and risks, please read the section entitled "More About The Funds."

     MONEY MARKET FUND

     INVESTMENT OBJECTIVE: The Money Market Fund's objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

     PRINCIPAL INVESTMENT STRATEGIES: The Money Market Fund's investment adviser strives to maintain a $1.00 net asset value by investing substantially all of its assets in:

     - obligations of the United States government, its agencies and instrumentalities (including certain "mortgage-backed" securities);

     -    high quality commercial paper;

     -    money market instruments; and

     -    repurchase agreements collateralized by these types of securities.

     The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

     PRINCIPAL RISKS: Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, loss of principal is a risk of investing in the Fund. The principal risk of investing in the Fund is:

     - Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security. A change in the quality rating of a security can affect the security's liquidity and make it more difficult for the Fund to sell.

     Your investment in the Money Market Fund is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     Further information about the Fund's principal investment strategies and risks is provided below under "More About the Funds."

     SHORT-TERM GOVERNMENT FUND

     INVESTMENT OBJECTIVE: The Short-Term Government Fund's objective is to provide current income consistent with capital preservation by investing in securities with remaining maturities of five years or less.

     PRINCIPAL INVESTMENT STRATEGIES: The Short-Term Government Fund pursues its investment objective by investing substantially all of its assets in:

     - obligations of the United States government, its agencies and instrumentalities (including certain "mortgage-backed" securities); and

     -    repurchase agreements collateralized by these securities.

     As a matter of fundamental policy which may not be changed without vote of a majority of the Fund's outstanding shares, the Short-Term Government Fund will invest at least 65% of its total assets in short-term obligations of the U.S. government, its agencies or instrumentalities.

     The Fund's dollar-weighted average portfolio maturity will usually not exceed three years. The Fund seeks to generate a total return which exceeds the return of money market instruments, while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value will fluctuate.

     Certain securities, such as mortgage-backed securities in which the Fund invests, are expected to be prepaid prior to their expected maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity objectives and policies and calculation of the Fund's weighted average maturity, the effective maturity of such securities will be used.

     PRINCIPAL RISKS: The share price of the Fund will change daily based on market conditions and other factors. Therefore, loss of principal is a risk of investing in the Fund. All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of its net asset value, there can be no guarantee that the Fund will do so.

     The Fund's principal investment risks are:

     - Interest Rate Risk. In general, prices of U.S. Treasury securities, like other fixed income securities, fall when interest rates rise. Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

     - Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security. A change in the quality rating of a security can affect the security's liquidity and make it more difficult for the Fund to sell.

     Further information about the Fund's principal investment strategies and risks is provided below under "More About the Funds."

     RISK/RETURN INFORMATION

     As new Funds, there is no information available as of the date of this Prospectus relating to the performance of the Ambassador Funds.

                                FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Ambassador Funds. Please note that the following information does not include fees that financial institutions offering shares of the Funds may charge for services they provide to you.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases...........................None

Maximum Deferred Sales Charge (Load).......................................None

Sales Charge (Load) Imposed on Reinvested Dividends........................None

Redemption Fee.............................................................None

Exchange Fee...............................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS) AS A % OF NET ASSETS

                                                                               Total Annual
                                             Management          Other        Fund Operating
                                                Fees           Expenses(1)      Expenses
                                             ----------        -----------    --------------
Money Market Fund............................0.20%                  %                %

Short-Term Government Fund...................0.25%                  %                %

------------------------------------
     (1) "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in each of the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year          3 Years
                                              ------          -------
Money Market Fund.............................$              $

Short-Term Government Fund....................$              $

MORE ABOUT THE FUNDS

Each Fund's investment objective is fundamental and may be changed only by a vote of a majority of that Fund's outstanding shares. Unless otherwise noted, the investment policies of the Funds are not fundamental and our Board of Trustees may change them without shareholder approval.

The following supplements the discussion of each Fund's principal investment strategies and risks contained in the Fund Summaries. In addition to the principal investment strategies and risks described in this Prospectus, each Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

PERMISSIBLE INVESTMENTS

Obligations of the U.S. Government, its Agencies or Instrumentalities. U.S. government obligations are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. government. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's or the instrumentality's obligations; and still others are supported only by the credit of the agency or instrumentality. These include certain mortgage-backed securities. There is no assurance that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so.

Commercial Paper. Commercial paper is a form of short-term, usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company. The commercial paper in which the Funds may invest will be rated at the time of investment within the two highest rating categories assigned by at least two Nationally Recognized Statistical Rating Organizations (e.g., Moody's Investors Service, Inc. and Standard and Poor's Ratings Group)

Money Market Instruments. Money market instruments include, without limitation, certificates of deposit, demand and time deposits and bankers' acceptances. Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Funds may also invest in money market mutual funds whose investments are permissible for direct investment by the Funds. These funds will assess fees in addition to the fees charged by the Ambassador Funds.

Repurchase Agreements. The Funds may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date. At the time a Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value. If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

OTHER INVESTMENT STRATEGIES AND RISKS

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A "delayed delivery" or "forward commitment" transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. In order to enhance return, each of the Funds may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions. All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

Short-Term Trading. The Short-Term Government Fund may engage in short-term trading. A high rate of portfolio turnover could produce higher transaction costs and taxable distributions, which could detract from the Fund's performance. The Fund's portfolio turnover rate is expected to be 50%.

ORGANIZATION OF THE FUNDS

Each of the Ambassador Funds is a series of Ambassador Funds, a Delaware business trust. As of the date of this Prospectus, we only offer one class of shares of each Fund.

DISTRIBUTION OF THE FUNDS

BISYS Fund Services, who address is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the distributor of the Ambassador Funds.

INVESTING IN THE FUNDS

You may purchase shares of any Ambassador Fund on any business day when the New York Stock Exchange and the Federal Reserve Bank of Chicago are open.

Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

WHAT SHARES COST

The offering price of a share is its net asset value (determined after the order is considered received). We calculate the net asset value per share for each Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. We calculate net asset value for the Short-Term Government Fund by valuing securities held based on market value. Securities for which market prices are not available are valued in accordance with procedures adopted by our Board of Trustees. These valuation methods are more fully described in our Statement of Additional Information.

We do not impose any sales charges on the purchase of shares of the Ambassador Funds.

ABOUT PURCHASES

In order to purchase shares of a Fund on a particular day, we must receive
payment before        (Eastern Time) that day. You will begin earning dividends
on the day of your investment in the Money Market Fund if the Trust receives
payment before       (Eastern Time).

We reserve the right to suspend the sale of shares of any Fund temporarily and the right to refuse any order to purchase shares of any Fund.

If we receive insufficient payment for a purchase, we will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by us in connection with the transaction.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES

1.   VERIFY PERMISSIBILITY

     - Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.    MINIMUM INVESTMENT REQUIREMENTS:
     -    $       for initial investments
     -    No minimum for subsequent investments

3.   CALL
     -

4.   MAKE PAYMENT
     - By check payable to Ambassador Money Market Fund or Ambassador Short-Term Government Fund (as applicable) and send to:

                Ambassador Funds

                ----------------------

                ----------------------

     (We will treat your order as having been received once payment is converted to federal funds by our transfer agent)

      -   By federal funds wire to:

                ----------------------

                ----------------------

                ----------------------

     (We will treat your order as having been received once payment is converted to federal funds by our transfer agent)

     Other methods of acceptable payment are discussed in the Statement of Additional Information.
--------------------------------------------------------------------------------

REDEEMING FUND SHARES

You may redeem shares of any Ambassador Fund on any business day when the New York Stock Exchange and the Federal Reserve Bank of Chicago are open. The price at which we will redeem a share will be its net asset value (determined after the order is considered received). We calculate the net asset value per share for each Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

ABOUT REDEMPTIONS

In order to redeem shares of an Ambassador Fund on a particular day, the Trust
must receive your request before         (Eastern Time) that day.

For redemption requests received prior to the cut-off time, usually the proceeds will be wired or a check will be mailed on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Ambassador Funds temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets. We also reserve the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

We may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $

Due to the high cost of maintaining accounts with low balances, if your account
balance in any one Ambassador Fund falls below $     , we may choose to redeem
those shares and close that account without your consent. We will not close any account which is held through a retirement plan or any account whose value falls
below $       as a result of changes in the Fund's net asset value. If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.
                                       8

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

1.   CALL

     -  ---------------

                      OR


     WRITE

     -  The Ambassador Funds

        ----------------------

        ----------------------


2.   PROVIDE THE REQUIRED INFORMATION


     -  Specify the name of the Fund from which you wish to redeem shares


     -  Your account number


     -  The name and address on your account


     - Your bank's wire transfer information with payment of applicable wire transfer fee (for wire transfers)

     -  The dollar amount or number of shares you wish to redeem

     -  Your signature (for written requests)

     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

Our Board of Trustees is responsible for generally overseeing the conduct of each Fund's business. Ambassador Capital Management, L.L.C. ("ACM"), whose address is 211 West Fort Street, Suite 720, Detroit, Michigan 48226, serves as investment adviser to the Funds pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Money Market Fund will pay to ACM an annual fee of 0.20% of its average daily net assets and the Short-Term Government Fund will pay to ACM an annual fee of 0.25% of its average daily net assets.

Subject to the supervision of our Board of Trustees, ACM provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

AMBASSADOR CAPITAL MANAGEMENT, L.L.C.

ACM is an independent investment advisory firm registered with the Securities and Exchange Commission. ACM was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a Partner and Portfolio Manager with Munder Capital Management from 1994-1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets. Before Munder, Mr. Jeffries was a Fixed Income Fund Manager with Woodbridge Capital Management, the investment management subsidiary of Comerica Bank, where he managed several fixed income mutual funds.

ACM specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations. As of June 30, 2000, ACM had
approximately $    in assets under management.

PORTFOLIO MANAGERS

Gregory A. Prost, CFA, Chief Investment Officer of ACM, has been the portfolio manager of the Short-Term Government Fund since its inception in 2000. As Chief Investment Officer of ACM, Mr. Prost oversees ACM's fixed income research and directs its fixed income strategy. He brings more than 10 years of investment experience to ACM. Prior to joining ACM, Mr. Prost was a Partner and Senior Portfolio Manager at Munder Capital Management from 1995-2000, where he was responsible for managing fixed income portfolios. Mr. Prost is a Chartered Financial Analyst. He also earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

Kathryn J. Nurre, Vice President and Senior Portfolio Manager of ACM, has been the portfolio manager of the Money Market Fund since its inception in 2000. Ms. Nurre has over 15 years experience in the capital markets. Prior to joining ACM, Ms. Nurre was Director of Short Term Investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995-1998, where she was responsible for the management of over $500 million in client assets. Ms. Nurre earned a B.A. from the University of Cincinnati.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each of the Funds passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. The Money Market Fund declares dividends daily and pays them monthly. The Short-Term Government Fund declares and pays dividends, if any, monthly. Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares. Each of the Funds will pay distributions in additional shares of the distributing Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling
           .

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds. Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

Each of the Ambassador Funds intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation. The rate at which you may be taxed varies depending on the length of time you hold the Fund being sold or the length of time the Fund holds the security.

Governmental entities which are shareholders of the Funds will not be subject to federal income tax on distributions from a Fund or on sales of a Fund's shares.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information or for any other inquiries:

CALL

[phone number]

WRITE

[address]

LOG ON TO THE INTERNET

The Securities and Exchange Commission's website http://www.sec.gov contains text-only versions of Ambassador Funds documents.

CONTACT THE SEC

Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington, D.C. or send your request with a duplicating fee to the SEC by e-mail at publicinfo@sec.gov or by mail to the Securities and Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

More information about the Ambassador Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Ambassador Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (legally considered part of) this Prospectus.



                                                               SEC File No. 811-

                       STATEMENT OF ADDITIONAL INFORMATION




                                AMBASSADOR FUNDS



                                MONEY MARKET FUND
                           SHORT-TERM GOVERNMENT FUND


This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Funds dated ___, 2000. This SAI is not a prospectus itself. To receive a copy of the Prospectus, please write us or call
___________.

                                AMBASSADOR FUNDS
                         211 WEST FORT STREET, SUITE 720
                                DETROIT, MI 48226













                                __________, 2000

                                TABLE OF CONTENTS


GENERAL INFORMATION .................................................................................. 1
INVESTMENT STRATEGIES AND RISKS ...................................................................... 1
     Money Market Instruments ........................................................................ 1
     U.S. Government Obligations ..................................................................... 1
     Mortgage-Backed Securities ...................................................................... 2
     Zero Coupon Securities .......................................................................... 2
     Variable and Floating Rate U.S. Government Securities ........................................... 2
     Repurchase Agreements ........................................................................... 3
     Restricted and Illiquid Securities .............................................................. 3
     When-Issued and Delayed Delivery Transactions ................................................... 3
     Securities Lending .............................................................................. 4
INVESTMENT LIMITATIONS ............................................................................... 4
     Selling Short and Buying on Margin .............................................................. 4
     Issuing Senior Securities and Borrowing Money ................................................... 4
     Underwriting .................................................................................... 5
     Investing in Commodities, Commodity Contracts, or Real Estate ................................... 5
     Lending Cash or Securities ...................................................................... 5
     Concentration of Investments .................................................................... 5
     Investing in Securities of Other Investment Companies ........................................... 5
     Investing in Illiquid Securities ................................................................ 5
     Investing in Restricted Securities .............................................................. 5
MANAGEMENT OF THE FUNDS .............................................................................. 5
     Trustees and Officers ........................................................................... 5
     Trustee Compensation ............................................................................ 6
     Investment Adviser .............................................................................. 6
     Brokerage Transactions .......................................................................... 7
     Distributor ..................................................................................... 7
     Administrator, Transfer Agent and Fund Accountant ............................................... 7
     Custodian ....................................................................................... 8
     Independent Auditors ............................................................................ 8
     Legal Counsel ................................................................................... 8
SHAREHOLDERS ......................................................................................... 8
ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS .................................................. 9
DETERMINATION OF NET ASSET VALUE ..................................................................... 9
     Use of the Amortized Cost Method ................................................................ 9
     Valuation of Securities .........................................................................11
TAXATION .............................................................................................12
     Tax Status of the Funds .........................................................................12
     Tax Status of Shareholders ......................................................................12
DIVIDENDS AND DISTRIBUTIONS ..........................................................................13
     Money Market Fund ...............................................................................13
     Short-Term Government Fund ......................................................................13
PERFORMANCE INFORMATION ..............................................................................13
     Money Market Fund Yield .........................................................................13
     Money Market Fund Effective Yield ...............................................................14
     Short-Term Government Fund Total Return .........................................................14
     Short-Term Government Fund Yield ................................................................14
FINANCIAL STATEMENTS .................................................................................14
APPENDIX--DESCRIPTION OF BOND RATINGS ................................................................A-1


                               GENERAL INFORMATION

Ambassador Funds was established as a Delaware business trust under a Declaration of Trust dated March 22, 2000. Ambassador Funds is an open-end, management investment company consisting of two series, the Money Market Fund and the Short-Term Government Fund, each offering one class of shares.

As of the date of this SAI, shares of the Funds are only being offered for sale in Michigan, Ohio ___________.

                         INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Funds describes the principal investment strategies employed to achieve each Fund's investment objectives and the principal risks associated with investment in the Funds. Below you will find more detail about the types of investment strategies and risks associated with each Fund, including those which are not considered principal strategies or risks.

MONEY MARKET INSTRUMENTS. Money market instruments mature in 13 months or less, and include without limitation:

-    U.S. Treasury bills;
- bankers' acceptances - bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.
- certificates of deposit - negotiable and non-negotiable, interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity;
- demand and time deposits - non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite period of time; however, these securities cannot be traded in the secondary market and are considered to be illiquid if they have maturities of more than seven days;
-    high quality commercial paper (see Prospectus);
- federal agency discount paper - these securities are issued by U.S. government agencies at a discount and redeemed at maturity at face value;
-    repurchase agreements (see "Repurchase Agreements" below); and
- money market mutual funds (see "Investment Limitations-Investing in Securities of Other Investment Companies" below).

The instruments of banks and savings and loans whose deposits are insured by the FDIC such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by the FDIC.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities, and include certain mortgage-backed securities and zero coupon securities described more fully below.

Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration (SBA), and The Tennessee Valley Authority (TVA). Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

-    the full faith and credit of the U.S. Treasury, such as GNMA obligations;
- the issuer's right to borrow from the U.S. Treasury, such as FNMA obligations;
- the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or
- the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities.

Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-backed securities in which the Funds may invest include mortgage pass-through securities, and adjustable rate mortgage securities. Mortgage-backed securities in which the Funds can invest are issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC.

Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-backed securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-backed security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates, and to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the adjustable rate mortgages underlying the ARMS.

ZERO COUPON SECURITIES. These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

VARIABLE AND FLOATING RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Funds may purchase carry variable or floating interest rates. Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes. Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

REPURCHASE AGREEMENTS. Under a repurchase agreement, also known as a "repo," a Fund will buy securities from a financial institution which commits to buy them back at a specified time and price. During the term of the repurchase agreement, a Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker-dealers, which are deemed by the investment adviser, Ambassador Capital Management, L.L.C. ("ACM"), to be creditworthy, pursuant to guidelines established by the Board of Trustees.

RESTRICTED AND ILLIQUID SECURITIES. Each of the Funds may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by ACM, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

-    the frequency of trades and quotes for the security;
- the number of dealers willing to purchase or sell the security and the number of other potential buyers:
-    dealer undertakings to make a market in the security; and

-    the nature of the security and the nature of the marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each of the Funds may participate in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. None of the Funds intends to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case a Fund could experience an unrealized loss at the time of delivery.

The Funds will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities. If ACM deems it advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

SECURITIES LENDING. In order to enhance return, each of the Funds may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal tothe current market value of the securities loaned. These loans are terminable at any time, and the lending Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially. In determining whether the Funds will lend securities, ACM will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by theBoard of Trustees.


                             INVESTMENT LIMITATIONS

The following investment limitations are not fundamental and may be changed without shareholder approval.

SELLING SHORT AND BUYING ON MARGIN. None of the Funds described herein will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Ambassador Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

UNDERWRITING. None of the Funds will engage in underwriting of securities except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. None of the Funds will invest in commodities, commodity contracts, or real estate, except that they may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

LENDING CASH OR SECURITIES. Each of Funds may lend portfolio securities in an amount of up to one-third of its assets. In addition, each of the Funds may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS. None of the Funds will invest more than 25% of the value of its total assets in any one industry, provided that there shall be no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the Funds may acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

INVESTING IN ILLIQUID SECURITIES. None of the Funds described herein will invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN RESTRICTED SECURITIES. None of the Funds will invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.

                             MANAGEMENT OF THE FUNDS

The Ambassador Funds Trustees are responsible generally for overseeing the conduct of each Fund's business. Trustees and officers of Ambassador Funds are listed with their addresses, principal occupations and birth dates. Persons identified with an asterisk (*) are "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Funds.

TRUSTEES AND OFFICERS

Nicholas J. DeGrazia, Trustee
3650 Shorewood Drive
North Lakeport, MI 48059
Born March 31, 1943

Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, L.L.C. from 1995-1996; President and Chief
Operating Officer of Lionel Trains, Inc. from 1990-
1995.


Ronald E. Hall, Trustee
Bridgewater Interiors, LLC
4617 West Fort Street

Detroit, MI 48209
Born September 4, 1943

President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc. since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.


Brian T. Jeffries,* Trustee and President
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226
Born February 8, 1965

Founder and President of Ambassador Capital Management, L.L.C. since 1998; Shareholder and Portfolio Manager of Munder Capital Management from 1994-1998.


Conrad W. Koski, Trustee and Chairman
206 Stephens Road
Grosse Pointe Farms, MI 48236
Born September 13, 1945

Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.


Gregory A. Prost,* Trustee and Vice President
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226
Born September 3, 1966

Chief Investment Officer of Ambassador Capital Management, L.L.C. since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.


Kathryn J. Nurre,* Secretary
Ambassador Capital Management, L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226
Born June 26, 1954

Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.

Alaina Metz, Assistant Secretary
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219
Born April 7, 1967

Chief Administrative Officer, Blue Sky Compliance of BISYS Fund Services since 1995; Supervisor, Blue Sky Department, Alliance Capital Management L.P. from 1989-1995

Nadeem Yousaf, Treasurer
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219
Born January 26, 1969

Vice President, Financial Services of BISYS Fund Services since 1999; Director of Canadian Operations of Investors Bank and Trust responsible for oversight of mutual fund complexes from 1997-1999; Assistant Manager of PricewaterhouseCoopers from 1994-1997

TRUSTEE COMPENSATION

The Trustees of Ambassador Funds will receive an annual retainer of $500 and meeting fees of $1,250 for each regular meeting attended. None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Funds for their service as such.

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with us, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in our best interests or that such indemnification would relieve any officer or Trustee of any liability to us or our shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. Ambassador Funds, at our expense, may provide liability insurance for the benefit of our Trustees and officers.

INVESTMENT ADVISER

Ambassador Capital Management, L.L.C., pursuant to an Investment Advisory Agreement with Ambassador Funds, receives an annual investment advisory fee based on average daily net assets as follows: 0.20% for the Money Market Fund and 0.25% for the Short-Term Government Fund.

Brian T. Jeffries, President and Chief Executive Officer of ACM and Trustee and President of Ambassador Funds, is the President of ACM, and is deemed to control ACM. Gregory A. Prost, Trustee and Vice President of Ambassador Funds and Kathryn J. Nurre, Secretary of Ambassador Funds, are each also officers of ACM.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price. In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. ACM makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or Funds or to ACM and may include:

     - advice as to the advisability of investing in securities;
     - security analysis and reports;
     - economic studies;
     - industry studies;
     - receipt of quotations for portfolio evaluations; and
     - similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by ACM in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Funds described herein are made independently from those of the other accounts managed by ACM, investments of the type the Funds may make may also be made by those other accounts. When one of the Funds described herein and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

DISTRIBUTOR

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the distributor of the Funds. Under a Distribution Agreement, BISYS sells and distributes shares of each of the Funds on a continuous basis, but is not obligated to sell any specific amount of shares of any Fund. BISYS receives no compensation from the Funds under its Distribution Agreement.

The Distribution Agreement may be terminated at any time as to any Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is responsible for providing to the Funds administration, transfer agency and fund accounting services, and for arranging for custody services to be performed by a third party for the Funds. Pursuant to a three-year term Omnibus Fee Agreement dated _____, 2000, BISYS Ohio receives an annual fee for such services based on the value of the aggregate average daily net assets of the Funds as follows: 0.18% on the first $200 million in aggregate assets; 0.15% on aggregate assets between $200 and $500 million; 0.125% on aggregate assets between $500 and $750 million; and 0.10% on aggregate assets above $750 million. BISYS Ohio also charges an annual fee of $25.00 per shareholder account and is reimbursed by the Funds for out-of-pocket expenses associated with securities pricing, shareholder services and communication services. A minimum annual fee of $110,000 per Fund applies.

BISYS Ohio's responsibilities as administrator are described in a separate Administration Agreement with the Funds, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation regulatory filings (including prospectuses) and shareholder communications, and providing all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds.

BISYS Ohio's responsibilities as transfer agent are described in a separate Transfer Agency Agreement with the Funds, and include transfer agent services such as setting up and processing shareholder transactions, generating certain shareholder and transaction information, when needed, providing periodic Fund and shareholder activity reports, issuing IRS and other required reports or forms and maintaining shareholder accounts.

BISYS Ohio's responsibilities as fund accountant are described in a separate Fund Accounting Agreement with the Funds, and include portfolio accounting services such as maintaining Fund books and records, calculating net asset value, and obtaining security prices.

Each of the Administration Agreement, Transfer Agency Agreement and the Fund Accounting Agreement became effective on ________, 2000, and will continue in effect for a period of three years, and thereafter will continue for successive one-year periods, unless terminated by either party on not less than 60 days' prior written notice. Notwithstanding the foregoing, each of these agreements may be terminated without penalty for "cause." The term "cause," as more fully described in the agreements which are filed with the Securities and Exchange Commission as exhibits to the Funds' registration statement, includes (a) an unremedied material breach of the agreement for more than 30 days following notice; (b) a court or similar tribunal finding of criminal guilt or unethical behavior of either party; (c) the commencement of Title 11 bankruptcy proceedings and similar events; (d) the failure by the Funds to collect any payments or reimbursements owed to the Funds by ACM for more than 60 days; and
(e) the failure by the Funds to pay any payments or reimbursements owed to BISYS Ohio by the Funds for more than 60 days.

If for any reason other than nonrenewal, mutual agreement of the parties or "cause," BISYS Ohio is replaced as administrator, transfer agent or fund accountant, the Funds will be obligated to make a one-time cash payment to BISYS Ohio equal to the balance due under the applicable agreement for the remainder of the then-current term.

Each of the Administration, Transfer Agency and Fund Accounting Agreements provides that BISYS Ohio shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the applicable agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by BISYS Ohio of its obligations and duties thereunder.

CUSTODIAN

BISYS Ohio has arranged for Fifth Third Bank, whose address is 38 Fountain Square Plaza, Cincinnati, Ohio 45327, to serve as custodian for the Funds. Pursuant to a Custody Agreement dated ____, 2000, BISYS Ohio will pay to Fifth Third Bank an annual fee of 0.01% of each Fund's average daily net assets and Fifth Third Bank is responsible for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Funds.

INDEPENDENT AUDITORS

Ernst & Young LLP, whose address is 500 Woodward Avenue, Suite 1700, Detroit, Michigan 48226, serves as the independent auditors of the Funds.

LEGAL COUNSEL

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Funds.

                                  SHAREHOLDERS

As of the date of this SAI, each of the Funds offers only one class of shares. The Short-Term Government Fund had no shareholders and the Money Market Fund's sole shareholder, by virtue of its investment of the statutorily required seed capital, was Ambassador Capital Management, L.L.C.

Shares of the Funds, representing beneficial interests in the Funds, are fully transferable. Each share is entitled to dividends declared by the Trustees, and if the Funds were liquidated, shareholders would receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held. Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The Funds are not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) we are required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Funds at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Funds. Upon written request by the holders of shares representing 1% of the outstanding shares of the Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Funds should be directed to
______________.

               ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

Shares of the Funds described herein are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Chicago are open for business. The procedures for purchasing and redeeming shares are explained in the Prospectus under "Investing in the Funds" and "Redeeming Fund Shares."

                        DETERMINATION OF NET ASSET VALUE

Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities to affect materially its net asset value;

(ii) days during which no shares are tendered and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, the observation of Veteran's Day, Christmas Day and any other day on which the financial markets are closed.

The Money Market Fund attempts to stabilize the value of its shares at $1.00.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objective, to stabilize the net asset value per share of that Fund for purposes of sales and redemptions of $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Money Market Fund, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Money Market Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees. The Money Market Fund's investments "First Tier Securities." First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Funds may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized Statistical Rating Organization ("NRSRO") (the Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in a Fund's portfolio in the event of certain developments that indicate a reduction in the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

VALUATION OF SECURITIES

The Short-Term Government Fund relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Securities traded in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero coupon securities, an Authorized Pricing Service will be used.

Amortized cost is used to value the Short-Term Government Fund's investments with remaining maturities of 60 days or less at the time of purchase. Investments in other open-end investment companies are valued at net asset value.

For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the fund accountant to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with a Security Valuation Policy adopted by the Board of Trustees, the fund accountant may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (the "Exchange"). The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Ambassador Funds books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Ambassador Funds. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                    TAXATION

TAX STATUS OF THE FUNDS

Each of the Funds described herein will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:

     - derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     -    invest in securities within certain statutory limits; and
     - distribute to its shareholders at least 90% of its net income earned during the year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus a Fund could not pay exempt-interest or capital gains dividends.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAX STATUS OF SHAREHOLDERS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

Capital gains experienced by a Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, a Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

                          DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUND

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each day on which the Fund offers shares (a "Business Day"). All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium. Amortized market discount is included in interest income. The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

SHORT-TERM GOVERNMENT FUND

The Short-Term Government Fund will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

                             PERFORMANCE INFORMATION

From time to time, the Funds may advertise performance, including yields, effective yields and total returns as described below.

MONEY MARKET FUND YIELD

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

MONEY MARKET FUND EFFECTIVE YIELD

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

SHORT-TERM GOVERNMENT FUND TOTAL RETURN

The Short-Term Government Fund will calculate average annual total returns for performance since inception and one-year, five-year and ten-year periods.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

SHORT-TERM GOVERNMENT FUND YIELD

The yield for the Short-Term Government Fund is determined by: dividing the net investment income per share earned over a thirty-day period by the maximum offering price per share of the Fund at the end of the period; and annualizing the result using semi-annual compounding.

                              FINANCIAL STATEMENTS

As of the date of this SAI, there were no audited financial statements of the Funds, as they had not yet commenced operations.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH IBCA LONG-TERM RATING DEFINITIONS

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk. They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that the degree of safety regarding timely payment strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

DUFF & PHELPS, INC. COMMERCIAL PAPER RATING DEFINITIONS

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2-Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Declaration of Trust of the Registrant(*)
(b)  By-Laws of the Registrant(*)
(c)  See Declaration of Trust and By-Laws
(d) Investment Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Money Market Fund and the Short-Term Government Fund(**)
(e) Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services(**)
(f)  Not applicable
(g)  Custody Agreement between the Registrant, BISYS and Fifth Third Bank(**)
(h) (1) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(**)
     (2) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(**)
     (3) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(**)
     (4) Omnibus Fee Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(**)
(i) Opinion and Consent of Counsel as to legality of shares being registered(**)
(j)  Consent of Ernst & Young LLP(**)
(k)  Not applicable
(l)  Form of Subscription Agreement(*)
(m)  Not applicable
(n)  Not applicable
(o)  Not applicable
(p) Not applicable because the Registrant does not invest in Covered Securities, as defined in Rule 17j-1.
(z)  (1) Power of Attorney for Nicholas J. DeGrazia(*)
     (2) Power of Attorney for Ronald E. Hall(*)
     (3) Power of Attorney for Conrad W. Koski(*)

(*)Filed herewith
(**) To be filed by amendment

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable

ITEM 25.   INDEMNIFICATION

     The Declaration of Trust of The Ambassador Funds (the "Trust") provides that a trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust. The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

     The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

     The Trust's by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an "agent") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

     No indemnification shall be provided under the Trust's by-laws to an agent:

          (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

          (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

          (i) by the court or other body before which the proceeding was brought;

          (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of
          (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     THE ADVISER. Ambassador Capital Management, LLC ("ACM") serves as investment adviser to the Registrant. ACM is registered as an investment adviser with the Securities and Exchange Commission. ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Set forth below are the names and principal businesses of the directors and executive officers of ACM.


NAME OF                                            PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF ACM                      AT LEAST THE LAST TWO FISCAL YEARS
-----------------------------                      ----------------------------------

Brian T. Jeffries ..........................       President since 1/98; Previously, Portfolio Manager and
                                                   Partner, Munder Capital Management

Gregory A. Prost  .........................        Chief Investment Officer since 1/00; Previously, Senior
                                                   Portfolio Manager and Partner, Munder Capital
                                                   Management

Kathryn J. Nurre ..........................        Vice President and Portfolio Manager since 1/99;
                                                   Previously, Portfolio Manager, First of Michigan Corp.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) BISYS Fund Services Limited Partnership ("BISYS") acts as distributor and administrator for the Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST FundsTrust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Republic Advisors Funds Trust, The Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable InsuranceFunds and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS Fund Services Limited Partnership ("BISYS"), as of April 14, 2000 were as follows:


Name and Principal
Business Address                Positions and Offices with BISYS       Positions and Offices with Registrant
------------------              --------------------------------       -------------------------------------

BISYS Group, Inc.               Sole shareholder of BISYS Fund         None
150 Clove Road                  Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.       Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

Dennis Sheehan                  Executive Officer                      None
3435 Stelzer Road
Columbus, Ohio 43219

William Tomko                   Supervising Principal                  None
3435 Stelzer Road
Columbus, Ohio 43219

Gregory A. Trichtinger          Vice President                         None
3435 Stelzer Road
Columbus, Ohio 43219

Andrew Corbin                   Vice President                         None
3435 Stelzer Road
Columbus, Ohio 43219

Robert Tuch                     Assistant Secretary                    None
3435 Stelzer Road
Columbus, Ohio 43219

Olu T. Lawal                    Fin-Op                                 None
3435 Stelzer Road
Columbus, Ohio 43219

In addition to the officers of BISYS Fund Services Limited Partnership ("BISYS") listed above, other BISYS distributors have additional officers and/or alternative positions held by BISYS officers (business addresses for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

(*)Barr Rosenberg Funds Distributor, Inc.       Irimga McKay- President
          Barr Rosenberg Funds                  Greg Maddox -Vice President(1)
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                William Tomko - Senior Vice President
                                                Kevin Dell - Vice President/Secretary
                                                Greg Maddox - Supervising Principal/VP

BNY Hamilton Distributors, Inc.                 William Tomko- Senior Vice President
          BNY Hamilton Funds, Inc.              Richard Baxt - President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

(*)Centura Funds Distributor, Inc.              Walter B. Grimm- President
          Centura Funds                         William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

CFD Fund Distributors, Inc.                     Richard Baxt- President
          Chase Funds                           William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

Concord Financial Group, Inc.                   Walter B. Grimm- President
          ProFunds-                             William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary
                                                Irimga McKay- Supervising Principal

(*)Evergreen Distributor, Inc.                  D'Ray Moore- President


          Evergreen Funds                       William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

(*)Performance Funds Distributor, Inc.          Walter B. Grimm-President
          Performance Funds                     William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

The One Group Services Company                  Mark Redman- President
          The One Group of Funds                William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

Vista Funds Distributors, Inc.                  Richard Baxt- President
          Chase Vista Funds                     Mathew H. Lobas - Supervisory Principal
                                                William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

Kent Funds Distributors, Inc.                   R. Jeffrey Young - Supervisory Prinicipal
          Kent Funds                            William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Kevin Dell - Vice President/Secretary

Mentor Distributors, LLC                        D'Ray Moore, President
                                                William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary

(*)IBJ Funds Distributor, Inc.                  Walter B. Grimm, SVP
                                                William Tomko- Senior Vice President
                                                Lynn Mangum - Chairman
                                                Dennis Sheehan - EVP/Director
                                                Kevin Dell - Vice President/Secretary
                                                J. David Huber - President
                                                Georgette Prengel - Supervisory Principal

    (*)  address is 90 Park Avenue, New York, NY

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


          Ambassador Capital Management, L.L.C.        211 West Fort Street, Suite 720
          (Investment Adviser)                         Detroit, MI 48226

          BISYS Fund Service Ohio, Inc.                3435 Stelzer Road
          (Administrator, Transfer Agent and Fund      Columbus, Ohio 43219
          Accountant)

          Fifth Third Bank                             38 Fountain Square Plaza
          (Custodian)                                  Cincinnati, Ohio 45263

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

     The Registrant undertakes to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subcriptions from more than 25 persons.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Detroit, State of Michigan, on the 11th day of May, 2000.

                                AMBASSADOR FUNDS

                                By: /s/ Brian T. Jeffries
                                   -----------------------------
                                    Brian T. Jeffries, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

  NAME                                         TITLE                    DATE


  /s/ Brian T. Jeffries                 Trustee and President       May 11, 2000
-----------------------------------                                     --
  Brian T. Jeffries                    (Chief Executive Officer)


  /s/ Nadeem Yousaf                        Treasurer                May 11, 2000
-----------------------------------                                     --
  Nadeem Yousaf                         (Chief Financial and
                                         Accounting Officer)

            (*)                               Trustee               May 11, 2000
-----------------------------------                                     --
  Nicholas J. DeGrazia

            (*)                               Trustee               May 11, 2000
-----------------------------------                                     --
  Ronald E. Hall

            (*)                        Trustee and Chairman         May 11, 2000
-----------------------------------                                     --
  Conrad W. Koski

  /s/ Gregory A. Prost                        Trustee               May 11, 2000
-----------------------------------                                     --
  Gregory A. Prost

(*)Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

                                                                    May 11, 2000
  By: /s/ Brian T. Jeffries                                             --
      -----------------------------
            Brian T. Jeffries
            Attorney-In-Fact

                                  EXHIBIT INDEX

(a)       Declaration of Trust of the Registrant
(b)       By-Laws of the Registrant
(l)       Form of Subscription Agreement
(z)       (1) Power of Attorney for Nicholas J. DeGrazia
          (2) Power of Attorney for Ronald E. Hall
          (3) Power of Attorney for Conrad W. Koski